Subsequent Events (Details Narrative) (10-K) - USD ($)						1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 03, 2018	Mar. 29, 2018	Dec. 22, 2017	Oct. 24, 2017	May 05, 2017	Apr. 26, 2018	Apr. 17, 2018	Dec. 07, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Repaid of loan amount			$ 2,687		$ 850				$ 2,687		$ 17,253
Number of shares sold		206,000						1,000,000
Total cash consideration		$ 123,600						$ 300,000
Sales of stock price per share		$ 0.60						$ 0.30
Class A Warrants [Member]
Warrant exercise price								0.50	$ 0.50		$ 0.50
Remaining Term									24 months		24 years
Class B Warrants [Member]
Warrant exercise price								$ 1.20	$ 1.20
Remaining Term									24 months
Common Stock [Member]
Sales of stock price per share											$ 0.60
Number of shares issued											7,966,667
Accredited Investors [Member]
Number of shares sold				666,667
Total cash consideration				$ 50,000
Sales of stock price per share				$ 0.075
Subsequent Event [Member]
Number of shares sold	1,109,000					1,109,000
Total cash consideration	$ 665,375					$ 665,375
Sales of stock price per share	$ 0.60					$ 0.60
Subsequent Event [Member] | Class A Warrants [Member]
Warrant exercise price							$ 0.60
Remaining Term							24 months
Subsequent Event [Member] | Class B Warrants [Member]
Warrant exercise price							$ 1.20
Remaining Term							24 months
Subsequent Event [Member] | Accredited Investors [Member]
Number of shares sold							793,000
Total cash consideration							$ 475,775
Sales of stock price per share							$ 0.60
Number of shares issued							234,000
Additional shares of common stock not yet issued							559,000